                         THE DIRECTOR VARIABLE ANNUITY
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
      SUPLEMENTO FECHADO 29 DE JULIO DE 1997 AL PROSPECTO DE THE DIRECTOR
                           FECHADO 1 DE MAYO DE 1997

El siguiente texto debe anadirse a la lista de Subcuentas y de inversiones subyacentes para las Subcuentas en la primera pagina:

   MidCap Fund Sub-Account -- acciones de Hartford MidCap Fund, Inc. ("MidCap
                                     Fund")

La tabla de "Gastos de Operativos Anuales del Fondo" debe ser eliminada y reemplazada con la siguiente:

                      GASTOS OPERATIVOS ANUALES DEL FONDO
                     (COMO PORCENTAJE DE LOS ACTIVOS NETOS)

                                                                                                        GASTOS
                                                                                                        TOTALES
                                                                            CUOTAS DE       OTROS    DE OPERACION
                                                                          ADMINISTRACION   GASTOS      DEL FONDO
                                                                          --------------  ---------  -------------
Hartford Bond Fund......................................................        0.490%       0.030%       0.520%
Hartford Stock Fund.....................................................        0.441%       0.016%       0.457%
HVA Money Market Fund...................................................        0.423%       0.021%       0.444%
Hartford Advisers Fund..................................................        0.615%       0.017%       0.632%
Hartford Capital Appreciation Fund......................................        0.629%       0.017%       0.646%
Hartford MidCap Fund (3)................................................        0.520%       0.150%       0.670%
Hartford Mortgage Securities Fund.......................................        0.424%       0.029%       0.453%
Hartford Index Fund.....................................................        0.374%       0.019%       0.393%
Hartford International Opportunities Fund...............................        0.691%       0.095%       0.786%
Hartford Dividend & Growth Fund.........................................        0.709%       0.017%       0.726%
Hartford International Advisers Fund....................................        0.746%       0.214%       0.960%
Hartford Small Company Fund (4).........................................        0.577%       0.150%       0.727%

--------------

(1) Duracion desde el pago de prima.

(2) La Cuota del Contrato Anual es un solo cargo de $30 sobre un Contrato. Se deduce proporcionalmente de las opciones de inversiones en uso en el momento del cargo. Segun los requisitos de la Ley de 1940, las cuotas de poliza han sido reflejadas en los Ejemplos mediante un metodo que se pretende que muestre el impacto "promedio" de la cuota de poliza sobre una inversion en la Cuenta Separada. La Cuota de Poliza se deduce unicamente cuando el valor acumulado es menor de $50,000. En el ejemplo, la Cuota del Contrato Anual se aproxima como un cargo de activos anual de 0.06% basado en la experiencia de los Contratos.

(3) El Hartford MidCap Fund es un fondo nuevo: los gastos de operacion se basan en estimados anualizados de los gastos que se vayan a incurrir durante el ano fiscal en curso. HL Investment Advisors, Inc. ha aceptado renunciar a las tarifas por el MidCap Fund hasta que los activos del Fondo (excluyendo los activos contribuidos por companias afiliadas a HL Investment Advisors, Inc.) alcancen por primera vez los $20 millones. En ausencia de dicha renuncia, la tarifa de asesoria de inversion seria 0.575% al ano y la proporcion de gastos totales de operacion del Fondo seria 0.900% (anualizada).

(4) En 1996, el Hartford Small Company Fund dispenso las cuotas administrativas. En ausencia de esta dispensa, la tasa de gasto total para 1996 hubiera sido 0.880% (anualizada).

La tabla de "Ejemplo" debe enmendarse para incluir lo siguiente:

                               Si usted rescatara su Contrato    Si usted anualizara su Contrato   Si no rescatara su Contrato,
                               al final del periodo              al final del periodo              usted pagaria los gastos
                               correspondiente, usted pagaria    correspondiente, usted pagaria    siguientes sobre una inversion
                               los gastos siguientes sobre una   los gastos siguientes sobre una   de $1,000, suponiendo un
                               inversion de $1,000, suponiendo   inversion de $1,000, suponiendo   rendimiento anual sobre activos
                               un rendimiento anual sobre        un rendimiento anual sobre        de 5%:
                               activos de 5%:                    activos de 5%:

 SUBCUENTA                     1 ANO  3 ANOS  5 ANOS  10 ANOS    1 ANO  3 ANOS  5 ANOS  10 ANOS    1 ANO  3 ANOS  5 ANOS  10 ANOS
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Hartford MidCap Fund.........  $ 81   $ 113   N/A      N/A       $ 20   $  62   N/A      N/A       $ 21   $  63   N/A      N/A

La primera oracion del cuarto parrafo bajo la seccion titulada "Introduccion" debe ser eliminada y reemplazada con la siguiente:

Las opciones de inversion para los Contratos son los Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Advisers Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford MidCap Fund Inc., Hartford Mortgage Securities Fund, Inc., Hartford Small Company Fund, Inc., Hartford Stock Fund, Inc., HVA Money Market Fund, Inc. y quellos otros fondos que se ofrezcan en su momento (los "Fondos") y la Cuenta Fija.

Se debe agregar lo siguiente despues del parrafo titulado "Hartford International Opportunities Fund, Inc." bajo "Los Fondos":

    HARTFORD MIDCAP FUND, INC.

Tiene como objetivo alcanzar el crecimiento del capital a largo plazo a traves de la apreciacion del capital invirtiendo principalmente en valores accionarios.

HV-2175